Share-based Compensation (Tables)	3 Months Ended
Mar. 31, 2019
HCML Share Option Scheme
Share-based Compensation
A summary of share option activity and related information

			Weighted average
	Number of	Weighted average	remaining	Aggregate
	share	exercise price in	contractual life	intrinsic value
	options	£ per share	(years)	(in £’000)
Outstanding at January 1, 2018	11,264,120	1.77	6.29	43,158
Granted	10,606,260	4.69
Exercised	(2,107,080)	1.40
Cancelled	(1,208,450)	4.30
Outstanding at December 31, 2018	18,554,850	3.31	7.35	15,158
Cancelled	(145,350)	4.65
Outstanding at March 31, 2019	18,409,500	3.30	7.09	24,301
Vested and exercisable at December 31, 2018	8,032,040	1.68	4.84	14,843
Vested and exercisable at March 31, 2019	8,532,040	1.82	4.82	23,437

Assumption for fair value of share options granted

	Year Ended December 31,
	2011	2013	2016	2017	2018
Weighted average grant date fair value of share options (in £ per share)	0.18	0.32	0.90	1.27	1.67
Significant inputs into the valuation model (weighted average):
Exercise price (in £ per share)	0.44	0.61	1.97	3.11	4.69
Share price at effective date of grant (in £ per share)	0.43	0.61	1.97	3.11	4.66
Expected volatility (note (a))	46.6%	36.0%	39.0%	36.3%	37.6%
Risk-free interest rate (note (b))	3.13%	3.16%	1.00%	1.17%	1.46%
Contractual life of share options (in years)	10	10	8	10	10
Expected dividend yield (note (c))	0%	0%	0%	0%	0%

Notes:

(a)	The Company calculated its expected volatility with reference to the historical volatility prior to the issuances of share options.
(b)

The risk-free interest rates used in the Polynomial model are with reference to the sovereign yield of the United Kingdom because the Company’s ordinary shares are currently listed on AIM and denominated in £.

(c)	The Company has not declared or paid any dividends and does not currently expect to do so in the foreseeable future, and therefore uses an expected dividend yield of zero in the Polynomial model.

Summary of share option exercises

	Three Months Ended
	March 31,
	2018	2019
	(in US$’000)
Cash received from share options exercised	254	—
Total intrinsic value of share options exercised	1,764	—

Summary of share-based compensation expenses

	Three Months Ended
	March 31,
	2018	2019
	(in US$’000)
Research and development expenses	334	2,109
Administrative expenses	—	186
	334	2,295

LTIP
Share-based Compensation
Schedule of granted awards

	Maximum cash
	amount per annum	Covered	Performance target
Grant date	(in US$ millions)	financial years	determination date
October 19, 2015	1.8	2014-2016	note (a)
March 24, 2016	0.3	note (b)	note (b)
March 15, 2017	0.4	note (c)	note (c)
March 15, 2017 and August 2, 2017	6.0	2017-2019	note (d)
December 15, 2017	0.5	2018-2019	note (d)
August 6, 2018	0.1	2018-2019	note (d)
December 14, 2018	1.5	2019	note (d)

Notes:

(a)

The annual performance target determination date is the date of the announcement of the Group’s annual results for the covered financial year and vesting occurs one business day after the publication date of the annual report of the Company for the financial year falling two years after the covered financial year to which the LTIP award relates.

(b)	This award does not stipulate performance targets and is subject to a vesting schedule of 25% on each of the first, second, third and fourth anniversaries of the date of grant.
(c)	This award did not stipulate performance targets and vested one business day after the publication date of the annual report for the 2017 financial year.
(d)

The annual performance target determination date is the date of the announcement of the Group’s annual results for the covered financial year and vesting occurs two business days after the announcement of the Group’s annual results for the financial year falling two years after the covered financial year to which the LTIP award relates.

Schedule of treasury shares (in the form of ordinary shares or ADS of the Company) purchased and held by the Trustee

	Number of	Cost
	treasury shares	(in US$’000)
As at January 1, 2018	559,775	1,957
Purchased	795,005	5,451
Vested	(233,750)	(731)
As at December 31, 2018	1,121,030	6,677
Purchased	60,430	346
Vested	(240,150)	(944)
As at March 31, 2019	941,310	6,079

Summary of share-based compensation expenses

	Three Months Ended
	March 31,
	2018	2019
	(in US$’000)
Research and development expenses	475	361
Selling and administrative expenses	405	275
	880	636
Recorded with a corresponding credit to:
Liability	563	178
Additional paid-in capital	317	458
	880	636